Fair Value Measurements (Tables)	12 Months Ended
Oct. 31, 2012
Fair Value Measurement [Abstract]
Summary of fair value of financial assets
			Significant Other		Significant
	Balances, at	Quoted Prices in		Observable		Unobservable
	October 31,	Active Markets		Inputs		Inputs
Description	2012	(Level 1)		(Level 2)		(Level 3)

Assets:

Restricted cash held in trust	$48,498,219	$48,498,219		—		—

			Significant Other	Significant
	Balances, at	Quoted Prices in	Observable	Unobservable
	October 31,	Active Markets	Inputs	Inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)

Assets:

Restricted cash held in trust	$48,485,877	$48,485,877	—	—